Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry-forward	$ 974,439	$ 752,944
Allowance of doubtful accounts	3,366	23,022
Valuation allowance	(977,805)	(775,966)	$ (439,597)
Total deferred tax assets